GE Asset Management	3001 Summer Street, PO Box 7900
Stamford, CT 06904-7900
United States
T 203 708 2300

VIA EDGARLINK

May 2, 2011

United States Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Elfun International Equity Fund

File Nos. 33-15071; 811-05216

Ladies and Gentlemen:

On behalf of the Elfun International Equity Fund (the “Company”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of the Prospectus and Statement of Additional Information (“SAI”) being used in connection with the offering of units of beneficial interests in the Company and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in Post-Effective Amendment No. 32 for the Company filed with the Securities and Exchange Commission on April 29, 2011 via EDGARLINK.

If you have any questions or comments regarding the foregoing, please call the undersigned at (203) 708-2726.

Sincerely,

S/JOON WON CHOE
Joon Won Choe